SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                      RULE 24F-2 NOTICE

                             for

           SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
                    (Name of Registrant)

       388 Greenwich Street, New York, New York 10013
          (Address of principal executive offices)

                Common Stock $.01, par value
 (Title of securities with respect to which Notice is filed)

                      File No. 2-84199


The following information is required pursuant to Rule 24f-
2(b)(1):

     (i)  Period for which Notice is filed:

               September 1, 1994 through August 31, 1995

      (ii) Number or amount of securities of the same class or series which have been registered under the Securities Act of 1933, as amended, other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year:

               None

      (iii) Number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

               None

      (iv) Number and amount of securities sold during such fiscal year (excluding shares issued upon reinvestment of dividends):

               14,805,603 shares
               $392,958,962

      (v)   Number and amount of securities sold during such
fiscal year in reliance
           upon   Rule  24f-2 (excludes shares  issued  upon
reinvestment of dividends):

                14,805,603 shares
               $392,958,962

      An opinion of counsel with respect to the legality of the above shares accompanies this Notice.

     DATED: October 31, 1995

                              SMITH BARNEY AGGRESSIVE
                              GROWTH FUND INC.



                              Thomas M. Reynolds
                              Controller





      The actual aggregate sales price for which such securities were sold was $392,958,962. During the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of Class A, Class B, Class C and Class Z shares redeemed by the Registrant was ($282,856,917). No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows:
$392,958,962 - ($282,856,917) = $110,102,044 x $.00034483  =
$37,966.22.